Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	¥ 927,596	¥ 991,521
Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	913,407	926,800
Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	14,189	64,721
Indefinite-Lived Customer Relationships [Member] | Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)		42,224
Indefinite-Lived Trade Names [Member] | Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	4,459	4,459
Other Intangible Assets Not Subject To Amortization [Member] | Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	9,730	18,038
Software [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	526,007	534,462
Core Deposit Intangibles [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	233,604	255,208
Customer Relationships [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	112,160	94,235
Trade Names [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	40,250	41,370
Other Intangible Assets Subject To Amortization [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	¥ 1,386	¥ 1,525